UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08231

Spirit of America Investment Fund, Inc.

(Exact name of registrant as specified in charter)

477 Jericho Turnpike

P.O. Box 9006

Syosset, NY 11791-9006

(Address of principal executive offices) (Zip code)

Mr. David Lerner

SSH Securities, Inc.

477 Jericho Turnpike

P.O. Box 9006

Syosset, NY 11791-9006

(Name and address of agent for service)

Registrant’s telephone number, including area code: 516-390-5555

Date of fiscal year end: October 31

Date of reporting period: July 1, 2006 – June 30, 2007

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

REGISTRANT NAME: Spirit of America Investment Fund, Inc.

INVESTMENT COMPANY ACT FILE NUMBER: 811-08231

REPORTING PERIOD: 7/1/06 - 6/30/07

REGISTRANT ADDRESS: 477 Jericho Turnpike, P.O. Box 9006, Syosset, NY 11791-9006

NAME OF SERIES (AS APPLICABLE): Spirit of America Real Estate Income and Growth Fund

Issuer of Portfolio Security	Exchange Ticker Symbol	CUSIP #	Shareholder Meeting Date	Summary of Matter Voted On	Who Proposed Matter: Issuer / Shareholder	Whether Fund Cast Vote on Matter	Fund’s Vote For or Against Proposal, or Abstain; For or Withhold Regarding Election of Directors	Whether Vote Was For or Against Management
Equity Office Properties Trust	EOP	294741103	09/14/2006 & 10/05/2006	Divestiture & Acquire	Issuer	Yes	For	For
Equity Office Properties Trust	EOP	294741103	2/5/2007	Merger Proposal	Issuer	Yes	For	For
Trustreet Properties, Inc.	TSY	898404108	8/30/2006	Dividend	Issuer	Yes	For	For
Trustreet Properties, Inc.	TSY	898404108	2/22/2007	Merger Proposal	Issuer	Yes	For	For
American Financial Realty Trust	AFR	02607P305	09/20/2006 & 12/27/2006	Dividend	Issuer	Yes	For
American Financial Realty Trust	AFR	02607P305	6/6/2007	Divestiture	Issuer	Yes	For	For
Apartment Investment & Management Co.	AIV	03748R101	9/27/2006	Dividend	Issuer	Yes	For	For
Apartment Investment & Management Co.	AIV	03748R101	4/30/2007	Directors	Issuer	Yes	For	For
Ashford Hospitality Trust, Inc.	AHT	044103109	09/27/2006 & 11/13/2006	Dividend	Issuer	Yes	For	For
Ashford Hospitality Trust, Inc.	AHT	044103109	5/21/2007	Acquisition	Issuer	Yes	For	For
Associated Estates Realty Corp.	AEC	045604105	6/11/2007	Divestiture & Acquire	Issuer	Yes	For	For
Brandywine Realty Trust	BDN	105368203	9/28/2006	New Debt Issue	Issuer	Yes	For	For
Brandywine Realty Trust	BDN	105368203	5/9/2007	Acquire & Divestiture	Issuer	Yes	For	For
Colonial Properties Trust	CLP	195872106	09/15/2006 & 12/13/2006	Divestiture	Issuer	Yes	For	For
Crescent Real Estate Equities Co	CEI	225756105	06/30/2006 & 08/01/2006	Divestiture	Issuer	Yes	For	For
Developers Diversified Realty Corp.	DDR	251591103	08/22/2006 & 12/04/2006	Stock Buy Back	Issuer	Yes	For	For
Developers Diversified Realty Corp.	DDR	251591103	6/28/2007	Divestiture & Sell	Issuer	Yes	For	For
Equity Inns Inc.	ENN	294703103	10/2/2006	Class Action & Divest	Both	Yes	For	For
Equity One Inc.	EQY	294752100	10/12/2006 & 12/28/2006	Acquisition & Divest	Issuer	Yes	For	For
Equity One Inc.	EQY	294752100	6/4/2007	New Stock Issue	Issuer	Yes	For	For
Federal Realty Investment Trust	FRT	313747206	06/04/2007 & 06/25/2007	Acquire & Divestiture	Issuer	Yes	For	For
First Industrial Realty Trust Inc.	FR	32054K103	09/04/2006 & 12/13/2006	Listing & Symbol	Issuer	Yes	For	For
First Industrial Realty Trust Inc.	FR	32054K103	6/7/2007	Delist & Redeem	Issuer	Yes	For	For

Issuer of Portfolio Security	Exchange Ticker Symbol	CUSIP #	Shareholder Meeting Date	Summary of Matter Voted On	Who Proposed Matter: Issuer / Shareholder	Whether Fund Cast Vote on Matter	Fund’s Vote For or Against Proposal, or Abstain; For or Withhold Regarding Election of Directors	Whether Vote Was For or Against Management
Glimcher Realty Trust	GRT	379302102	09/25/2006 & 09/30/2006	Divest & Acquisition	Issuer	Yes	For	For
Health Care Property Investors Inc.	HCP	421906108	09/12/2006 & 11/06/2006	Listing & Divest	Issuer	Yes	For	For
Health Care Property Investors Inc.	HCP	421906108	09/12/2006 & 12/04/2006	Debt & Acquisition	Issuer	Yes	For	For
Health Care REIT Inc.	HCN	42217K106	12/20/2006	Listing & Acquire	Issuer	Yes	For	For
Healthcare Realty Trust Inc.	HR	421946104	12/21/2006	Acquisition	Issuer	Yes	For	For
Healthcare Realty Trust Inc.	HR	421946104	4/5/2007	Divestiture	Issuer	Yes	For	For
Highwoods Properties Inc.	HIW	431284108	8/30/2006	Dividend	Issuer	Yes	For	For
Hospitality Properties Trust	HPT	44106M102	12/18/2006	Equity Offering	Issuer	Yes	For	For
Hospitality Properties Trust	HPT	44106M102	6/5/2007	Exchange Offer	Issuer	Yes	For	For
HRPT Properties Trust	HRP	40426W101	10/5/2006	Listing & Equity	Issuer	Yes	For	For
HRPT Properties Trust	HRP	40426W101	6/18/2007	Redemption	Issuer	Yes	For	For
Lexington Corporate Properties Trust	LXP	529043101	11/1/2006	Acquisition	Issuer	Yes	For	For
Liberty Property Trust	LRY	531172104	04/20/2007 & 06/25/2007	Stock Buy Back & Acquisition	Issuer	Yes	For	For
Macerich Co.	MAC	554382101	11/13/2006	Dividend	Issuer	Yes	For	For
Macerich Co.	MAC	554382101	03/13/2007 & 05/30/2007	Debt Offer & Dividend	Issuer	Yes	For	For
Mack-Cali Realty Corp.	CLI	554489104	6/30/2007	Divestiture	Issuer	Yes	For	For
Malan Realty Investors, Inc.	MAL	561063108	10/2/2006	Liquidate	Issuer	Yes	For	For
Mid-America Apartment Communities, Inc.	MAA	59522J103	9/4/2006	Listing	Issuer	Yes	For	For
Mid-America Apartment Communities, Inc.	MAA	59522J103	9/19/2006 & 05/20/2007	Directors & Dividend	Issuer	Yes	For	For
National Retail Properties, Inc.	NNN	637417106	09/07/2006 & 10/20/2006	Debt & Listing	Issuer	Yes	For	For
National Retail Properties, Inc.	NNN	637417106	03/22/2007 & 05/16/2007	Debt Redemption	Issuer	Yes	For	For

Issuer of Portfolio Security	Exchange Ticker Symbol	CUSIP #	Shareholder Meeting Date	Summary of Matter Voted On	Who Proposed Matter: Issuer / Shareholder	Whether Fund Cast Vote on Matter	Fund’s Vote For or Against Proposal, or Abstain; For or Withhold Regarding Election of Directors	Whether Vote Was For or Against Management
National Health Investors Inc.	NHI	63633D104	12/26/2006 & 10/10/2006	Listing & Acquisition	Issuer	Yes	For	For
National Health Investors Inc.	NHI	63633D104	4/21/2007	Conversion	Issuer	Yes	For	For
Omega Healthcare Investors Inc.	OHI	681936100	9/4/2006	Listing	Issuer	Yes	For	For
Omega Healthcare Investors Inc.	OHI	681936100	03/29/2007 & 05/24/2007	Equity Offering	Issuer	Yes	For	For
Pennsylvania Real Estate Investment Trust	PEI	709102107	09/04/2006 & 09/30/2006	Listing & Acquisition
Pennsylvania Real Estate Investment Trust	PEI	709102107	5/31/2007	Listing & Delisting	Issuer	Yes	For	For
PMC Commercial Trust	PCC	693434102	9/4/2006	Listing & Directors	Issuer	Yes	For	For
PMC Commercial Trust	PCC	693434102	6/9/2007	Dividend	Issuer	Yes	For	For
Post Properties Inc.	PPS	737464107	10/03/2006 & 11/30/2006	Acquisition & Stock Buy Back	Issuer	Yes	For	For
Post Properties Inc.	PPS	737464107	5/24/2007	Acquisition	Issuer	Yes	For	For
Ramco Gershenson Properties Trust	RPT	751452202	09/04/2006 & 12/18/2006	Listing & Stock Buy Back	Issuer	Yes	For	For
Ramco Gershenson Properties Trust	RPT	751452202	05/22/2007 & 06/05/2007	Delist & Acquire	Issuer	Yes	For	For
Realty Income Corp.	O	756109104	12/4/2006	Listing & Debt	Issuer	Yes	For	For
Realty Income Corp.	O	756109104	5/15/2007	Dividend	Issuer	Yes	For	For
Senior Housing Properties Trust	SNH	81721M109	9/6/2006	Listing & Acquisition	Issuer	Yes	For	For
Senior Housing Properties Trust	SNH	81721M109	5/8/2007	Equity & Dividend	Issuer	Yes	For	For
Simon Property Group Inc.	SPG	828806109	10/4/2006	Delisting & Debt	Issuer	Yes	For	For
Simon Property Group Inc.	SPG	828806109	5/10/2007	Acquire & Divest	Issuer	Yes	For	For

Issuer of Portfolio Security	Exchange Ticker Symbol	CUSIP #	Shareholder Meeting Date	Summary of Matter Voted On	Who Proposed Matter: Issuer / Shareholder	Whether Fund Cast Vote on Matter	Fund’s Vote For or Against Proposal, or Abstain; For or Withhold Regarding Election of Directors	Whether Vote Was For or Against Management
SL Green Realty Corp.	SLG	78440X101	5/24/2007	Acquire & Divest	Issuer	Yes	For	For
Sovran Self Storage Inc.	SSS	84610H108	11/29/2006	Equity Offering	Issuer	Yes	For	For
Sovran Self Storage Inc.	SSS	84610H108	05/21/2007 & 06/04/2007	Acquisition	Issuer	Yes	For	For
Sun Communities Inc.	SUI	866674104	5/23/2007	Director & Divest	Issuer	Yes	For	For
Taubman Centers Inc.	TCO	876664103	09/27/2006 & 12/27/2006	Dividend	Issuer	Yes	For	For
Taubman Centers Inc.	TCO	876664103	5/9/2007	Stock Buy Back	Issuer	Yes	For	For
TravelCenters of America LLC	TA	894174101	01/29/2007 & 06/28/2007	Listing & Equity Offer	Issuer	Yes	For	For
UDR, Inc.	UDR	902653401	10/6/2006	Debt Offering	Issuer	Yes	For	For
UDR, Inc.	UDR	902653401	05/30/2007 & 06/11/2007	Listing & Ticker Change	Issuer	Yes	For	For

*	Complete for each series of the Registrant, as applicable.

REGISTRANT NAME: Spirit of America Investment Fund, Inc.

INVESTMENT COMPANY ACT FILE NUMBER: 811-08231

REPORTING PERIOD: 07/01/2006 - 06/30/2007

REGISTRANT ADDRESS: 477 Jericho Turnpike, P.O. Box 9006, Syosset, NY 11791-9006

NAME OF SERIES (AS APPLICABLE): Spirit of America Large Cap Value Fund

Issuer of Portfolio Security	Exchange Ticker Symbol	CUSIP #	Shareholder Meeting Date	Summary of Matter Voted On	Who Proposed Matter: Issuer / Shareholder	Whether Fund Cast Vote on Matter	Fund’s Vote For or Against Proposal, or Abstain; For or Withhold Regarding Election of Directors	Whether Vote Was For or Against Management
Wells Fargo	WFC	949746101	4/24/2007	Directors	Issuer	Yes	For	For
Bank of America	BAC	60505104	4/25/2007	Directors	Issuer	Yes	For	For
Amgen	AMGN	031162-100	5/9/2007	Directors, Auditors	Issuer	Yes	For	For
Johnson & Johnson	JNJ	478160104	4/26/2007	Directors, Auditors	Issuer	Yes	For	For
Motorola	MOT	620076109	5/7/2007	Directors, Stock Purchase Plan	Issuer	Yes	For	For
Noble	NE	665422100	4/26/2007	Directors, Auditors	Issuer	Yes	For	For
Abbott	ABT	002824100	4/27/2007	Directors, Auditors	Issuer	Yes	For	For
Duke Energy	DUK	26441C105	5/10/2007	Directors	Issuer	Yes	For	For
Conoco	COP	20825C104	5/9/2007	Directors, Auditors	Issuer	Yes	For	For
Apache	APA	037411105	5/2/2007	Directors	Issuer	Yes	For	For
Nucor	NUE	670346105	5/10/2007	Directors	Issuer	Yes	For	For
Capital One	COF	140104105	4/26/2007	Directors	Issuer	Yes	For	For
Verizon	VZ	92343V104	5/3/2007	Directors	Issuer	Yes	For	For
JP Morgan	JPM	46625H100	5/15/2007	Directors	Issuer	Yes	For	For
Pepsi	PEP	713448108	5/2/2007	Directors	Issuer	Yes	For	For
Hewlett Packard	HPQ	428236105	3/14/2007	Directors	Issuer	Yes	For	For
TYCO	TYC	902124106	1/12/2007	Directors	Issuer	Yes	For	For
Schlumberg	SLB	806857108	4/11/2007	Directors	Issuer	Yes	For	For
Texas Inst.	TXN	882508104	4/19/2007	Directors	Issuer	Yes	For	For
Nationwide Health	NHP	638620104	4/24/2007	Directors	Issuer	Yes	For	For
General Electric	GE	369604103	4/25/2007	Directors, Ratify KPMG	Issuer	Yes	For	For
American Express	AXP	025816109	4/23/2007	Directors	Issuer	Yes	For	For
Pfizer	PFE	717081103	4/26/2007	Directors	Issuer	Yes	For	For
Nokia	NOK	654902204	5/3/2007	Directors	Issuer	Yes	For	For
Philip Morris	MO	022095103	4/26/2007	Directors	Issuer	Yes	For	For
IBM	IBM	459200101	4/24/2007	Directors, Ratify Acct.	Issuer	Yes	For	For
AEP	AEP	025537101	4/24/2007	Directors	Issuer	Yes	For	For
Host Hotels	HST	44107P104	5/17/2007	Directors	Issuer	Yes	For	For
Wyeth	WYE	983024100	4/24/2007	Directors	Issuer	Yes	For	For
Colgate	CL	194162103	5/3/2007	Directors	Issuer	Yes	For	For
3 M	MMM	88579Y101	5/8/2007	Directors, Ratify Acct.	Issuer	Yes	For	For
Motorola	MOT	620076109	5/7/2007	Carl Icahn	Carl Icahn	Yes	For	Against
Medco	MHS	584056102	5/24/2007	Directors	Issuer	Yes	For	For
Target	TGT	87612E106	5/24/2007	Directors	Issuer	Yes	For	For
Schering Plough	SCP	806605101	5/18/2007	Directors	Issuer	Yes	For	For

*	Complete for each series of the Registrant, as applicable.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Spirit of America Investment Fund, Inc.

By (Signature and Title)*	/s/ David Lerner
David Lerner, Principal Executive Officer (Principal Executive Officer)

Date August 22, 2007

*	Print the name and title of each signing officer under his or her signature.